Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2021
Accrued Liabilities and Other Payables
Accrued Liabilities and Other Payables

17.      Accrued Liabilities and Other Payables

The following is a summary of accrued liabilities and other payables as of December 31, 2020 and 2021 (in thousands):

	December 31,	December 31,
	2020	2021
	RMB	RMB
Customer deposits on NetEase Pay accounts	1,911,841	2,388,546
Marketing expenses and promotion materials	1,440,661	1,857,133
Accrued fixed assets related payables	340,725	706,583
Server and bandwidth service fees	150,614	264,513
Accrued revenue sharing	729,688	1,176,349
Content cost	1,293,598	838,293
Professional fees and technical charges	491,895	608,752
Accrued freight and warehousing charge	61,611	84,490
Administrative expenses and other staff related cost	293,693	399,753
Deferred government grants	3,700	174,241
Others	288,793	527,855
	7,006,819	9,026,508